Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
13.	Income Taxes

The Company recorded no income tax expense for the nine months ended March 31, 2017 and 2016 because the estimated annual effective tax rate was zero. As of March 31, 2017, the Company continues to provide a valuation allowance against its net deferred tax assets since the Company believes it is more likely than not that its deferred tax assets will not be realized

15.	Income Taxes

The components of net loss consist of the following (in thousands):

	For the Years Ended June 30,
	2016	2015
United States	$(10,635)	$(6,532)
Brazil	(22)	(93)
Total	$(10,657)	$(6,625)

The components of the provision (benefit) for income taxes consist of the following (in thousands):

	For the Years Ended June 30,
	2016	2015
Current – Federal, state and foreign	$-	$-
Deferred – Federal	(260)	(2,299)
Deferred – State	(9)	(377)
Deferred – Foreign	(1)	(12)
Total	(270)	(2,688)
Change in valuation allowance	270	2,688
Income tax expense	$-	$-

The Company has deferred income taxes due to income tax credits, net operating loss carryforwards, and the effect of temporary differences between the carrying values of certain assets and liabilities for financial reporting and income tax purposes.

The components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	As of June 30,
	2016	2015
Deferred tax assets (liabilities):
Net operating loss	$17,172	$14,213
Share-based compensation	726	3,992
Research and development tax credits	1,097	890
Suspended losses in iBio CMO	255	-
Basis in iBio CMO	145	-
Intangible assets	(219)	(188)
Vacation accrual and other	17	16
Valuation allowance	(19,193)	(18,923)
Total	$-	$-

The Company has a valuation allowance against the full amount of its net deferred tax assets due to the uncertainty of realization of the deferred tax assets due to operating loss history of the Company. The Company currently provides a valuation allowance against deferred taxes when it is more likely than not that some portion, or all of its deferred tax assets will not be realized. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income.

Federal net operating losses of approximately $5.5 million were used by the Former Parent prior to June 30, 2008 and are not available to the Company. The Former Parent allocated the use of the Federal net operating losses available for use on its consolidated Federal tax return on a pro rata basis based on all of the available net operating losses from all the entities included in its control group.

U.S. Federal and state net operating losses of approximately $44.7 million and $33.5 million, respectively, are available to the Company as of June 30, 2016 and will expire at various dates through 2036. These carryforwards could be subject to certain limitations in the event there is a change in control of the Company pursuant to Internal Revenue Code Section 382, though the Company has not performed a study to determine if the loss carryforwards are subject to these Section 382 limitations. The Company has a research and development credit carryforward of approximately $1.1 million at June 30, 2016. In addition, the Company has foreign net operating losses totaling approximately $89,000 with no expiration date.

A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Years Ended June 30,
	2016	2015
Statutory federal income tax rate	34%	34%
State (net of federal benefit)	6%	6%
Research and development tax credit	1%	1%
Permanent differences	(7)%	-%
Expiration of stock options and warrants	(31)%	-%
Change in valuation allowance	(3)%	(41)%
Effective income tax rate	-%	-%

The Company has not been audited in connection with income taxes. iBio files U.S. Federal and state income tax returns subject to varying statutes of limitations. The 2011 through 2015 tax returns generally remain open to examination by U.S. Federal and state tax authorities. In addition, the 2014 and 2015 Brazilian federal tax return remains open to examination by Brazil federal tax authorities.